Financial Instruments - Additional Information (Detail) - Toledo Spirit time-charter derivative - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 22,875	$ 34,093
Discount rate over remaining duration of contract	8.40%	7.50%